UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 06/30/2007

Check here if this is an Amendment[ ];   Amendment Number:____________
This Amendment (Check only one.):                [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this report:
Name:       Ifrah Financial Services, Inc.
Address:    17300 Chenal Parkway, Suite 150
            Little Rock, AR 72223

13F File Number: 28-12063

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Patrick Ifrah
Title:          President & CEO
Telephone:      501-821-7733

Signature, Place, and Date of Signing:

/s/Patrick Ifrah          Little Rock, AR        8/03/2007

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT
[ ]        13F NOTICE
[ ]        13F COMBINATION REPORT

List of other managers reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:    76
Form 13F Information Table Value Total:    11,0527,000

List of Other Included Managers:
None

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                                                     FORM 13F INFORMATION TABLE

                        TITLE OF               VALUE                     PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER          CLASS   CUSIP         x$1000    SHARES       SH  CALL  DSCRETN  MGRS    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------
Actions Semiconductor 	ORD	00507E107	370	71,432.61380 SH		SOLE	N/A	SOLE
Allis-Chalmers Energy	COM	019645506	526	21,927.86227 SH		SOLE	N/A	SOLE
Annaly Capital Managem	COM	035710409	272	18,884.62811 SH		SOLE	N/A	SOLE
Anthracite Capital	COM	037023108	220	23,423.07991 SH		SOLE	N/A	SOLE
Aspen Insurance Holdin	COM	G05384105	328	13,454.89509 SH		SOLE	N/A	SOLE
Aspreva Pharmaceutical	COM	04538T109	245	14,260.87085 SH		SOLE	N/A	SOLE
Atmos Energy		COM	049560105	851	30,346.24345 SH		SOLE	N/A	SOLE
Black Hills Corp.	COM	092113109	661	17,739.82542 SH		SOLE	N/A	SOLE
Brooks Automation, Inc	COM	114340102	278	15,844.43088 SH		SOLE	N/A	SOLE
Centerline Holding Co.	COM	160908109	316	25,362.23683 SH		SOLE	N/A	SOLE
Chiquita Brands Intern	COM	170032106	212	12,079.57114 SH		SOLE	N/A	SOLE
Compania Anonima Telef	COM	204421101	230	15,656.44553 SH		SOLE	N/A	SOLE
Diodes, Inc.		COM	254543101	342	12,897.79776 SH		SOLE	N/A	SOLE
Energy East Corp.	COM	29266M109	348	13,776.59905 SH		SOLE	N/A	SOLE
Greenbrier Companies, 	COM	393657101	334	10,014.38072 SH		SOLE	N/A	SOLE
Grey Wolf, Inc.		COM	397888108	332	44,809.29959 SH		SOLE	N/A	SOLE
Headwaters, Inc.	COM	42210P102	922	57,202.79470 SH		SOLE	N/A	SOLE
Hercules Offshore, Inc	COM	427093109	344	11,486.71527 SH		SOLE	N/A	SOLE
HRPT Properties Trust	COM	40426W101	244	26,141.92131 SH		SOLE	N/A	SOLE
Immersion Corp.		COM	452521107	397	25,510.56302 SH		SOLE	N/A	SOLE
Indy Mac Bancorp	COM	61745P817	299	13,592.49454 SH		SOLE	N/A	SOLE
Integrated Device Tech	COM	458118106	219	13,469.97968 SH		SOLE	N/A	SOLE
iShares Cohen & Steers	COM	464287564	1,053	12,571.23390 SH		SOLE	N/A	SOLE
iShares Dow Jones US B	COM	464287838	821	11,926.90394 SH		SOLE	N/A	SOLE
iShares Dow Jones US R	COM	464287739	978	13,895.52351 SH		SOLE	N/A	SOLE
iShares Dow Jones US T	COM	464287713	856	25,647.01873 SH		SOLE	N/A	SOLE
iShares Goldman Sachs 	COM	464287531	1,262	35,722.81214 SH		SOLE	N/A	SOLE
iShares Goldman Sachs 	COM	464287523	1,270	19,293.02150 SH		SOLE	N/A	SOLE
Ishares Lehman 1-3 Yea	COM	464287457	15,651	194,238.8333 SH		SOLE	N/A	SOLE
Ishares Lehman 20 Year	COM	464287432	1,896	21,636.61506 SH		SOLE	N/A	SOLE
Ishares Lehman 7-10 Ye	COM	464287440	3,892	47,125.10811 SH		SOLE	N/A	SOLE
iShares Lehman TIPS Bo	COM	464287176	2,158	21,417.79338 SH		SOLE	N/A	SOLE
iShares MSCI Australia	COM	464286103	1,123	40,063.51797 SH		SOLE	N/A	SOLE
iShares MSCI Brazil (F	COM	464286400	1,128	17,747.70489 SH		SOLE	N/A	SOLE
iShares MSCI Canada In	COM	464286509	817	27,358.23245 SH		SOLE	N/A	SOLE
iShares MSCI EAFE Inde	COM	464287465	10,165	128,806.6706 SH		SOLE	N/A	SOLE
iShares MSCI Singapore	COM	464286673	572	42,297.26574 SH		SOLE	N/A	SOLE
iShares MSCI South Kor	COM	464286772	1,168	17,710.25492 SH		SOLE	N/A	SOLE
iShares MSCI Sweden In	COM	464286756	1,665	46,560.59462 SH		SOLE	N/A	SOLE
iShares MSCI Taiwan In	COM	464286731	1,716	105,629.2861 SH		SOLE	N/A	SOLE
iShares Russell 1000 G	COM	464287614	3,163	54,205.12836 SH		SOLE	N/A	SOLE
iShares Russell 1000 V	COM	464287598	2,416	29,187.58622 SH		SOLE	N/A	SOLE
iShares Russell 2000 G	COM	464287648	2,674	32,633.27700 SH		SOLE	N/A	SOLE
iShares Russell 2000 V	COM	464287630	1,486	19,874.16204 SH		SOLE	N/A	SOLE
iShares Russell 3000 G	COM	464287671	844	17,841.35860 SH		SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287309	2,823	42,045.32247 SH		SOLE	N/A	SOLE
iShares S&P 500/BARRA 	COM	464287408	2,401	30,575.45919 SH		SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287606	3,468	40,126.34299 SH		SOLE	N/A	SOLE
iShares S&P MidCap 400	COM	464287705	3,957	48,196.02432 SH		SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287887	2,689	19,868.36966 SH		SOLE	N/A	SOLE
iShares S&P SmallCap 6	COM	464287879	1,894	25,447.78217 SH		SOLE	N/A	SOLE
Ishares Tr Ftse Xnhua 	COM	464287184	1,806	12,912.76674 SH		SOLE	N/A	SOLE
Ishares Tr Gs Corp Bd 	COM	464287242	5,685	55,068.30638 SH		SOLE	N/A	SOLE
Ishares Tr Gs Nat Res 	COM	464287374	1,348	11,213.01666 SH		SOLE	N/A	SOLE
Ishares Tr Lehman Agg 	COM	464287226	9,595	96,932.07594 SH		SOLE	N/A	SOLE
Jefferies Group, Inc.	COM	472319102	288	10,984.67097 SH		SOLE	N/A	SOLE
KKR Financial Corp.	COM	482476306	312	15,071.38686 SH		SOLE	N/A	SOLE
Luminent Mortgage Capi	COM	550278303	299	40,829.15706 SH		SOLE	N/A	SOLE
MCG Capital		COM	58047P107	333	23,040.68584 SH		SOLE	N/A	SOLE
MIPS Technologies, Inc	COM	604567107	823	93,057.91742 SH		SOLE	N/A	SOLE
Nasdaq Stock Market, I	COM	631103108	330	10,726.70477 SH		SOLE	N/A	SOLE
Newcastle Investment	COM	65105M108	315	17,514.93369 SH		SOLE	N/A	SOLE
Ocwen Financial		COM	675746309	234	21,589.65383 SH		SOLE	N/A	SOLE
Olin Corp.		COM	680665205	691	33,110.74935 SH		SOLE	N/A	SOLE
On Assignment		COM	682159108	364	36,342.64818 SH		SOLE	N/A	SOLE
Pengrowth Energy Trust	COM	706902301	334	18,281.19039 SH		SOLE	N/A	SOLE
Pericom Semiconductor 	COM	713831105	274	25,706.28050 SH		SOLE	N/A	SOLE
PRG-Schultz Internatio	COM	69357C107	643	36,171.99753 SH		SOLE	N/A	SOLE
Quintana Maritime	COM	Y7169G109	224	12,498.07616 SH		SOLE	N/A	SOLE
RealNetworks, Inc.	COM	75605L104	251	35,311.66431 SH		SOLE	N/A	SOLE
Spartan Motors, Inc.	COM	846819100	292	23,977.17791 SH		SOLE	N/A	SOLE
Tecumseh Products A	COM	878895200	422	18,328.85455 SH		SOLE	N/A	SOLE
Thornburg Mortgage	COM	885218107	343	13,531.29438 SH		SOLE	N/A	SOLE
United Rentals, Inc.	COM	911363109	379	11,807.72358 SH		SOLE	N/A	SOLE
US Airways Group, Inc.	COM	90341W108	321	10,375.86834 SH		SOLE	N/A	SOLE
ViroPharma Inc.		COM	928241108	325	25,352.88489 SH		SOLE	N/A	SOLE
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